Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 116,134	$ 72,697
Accrued salaries and benefits	41,786	21,982
Accrued administrative and other general expenses	15,836	10,319
Accrued capital expenditures	11,343	2,736
Accrued selling and marketing expenses	8,412	5,747
Deposits	2,111	1,408
Amounts due to related parties (Note 24(ii))	1,915	401
Deferred government grants	314	374
Others	12,988	5,619
Total other payables, accruals and advance receipts	$ 210,839	$ 121,283